UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

ALL CAP VALUE FUND

BALANCED FUND

LARGE CAP GROWTH FUND

SMALL CAP GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
800	BorgWarner Inc.	$45,168

Hotels, Restaurants & Leisure - 1.0%
2,700	Carnival Corp.	134,946

Leisure Equipment & Products - 1.9%
6,800	Hasbro Inc.	133,620
6,600	Mattel Inc.	110,088

	Total Leisure Equipment & Products	243,708

Media - 9.0%
1,800	Clear Channel Communications Inc.	59,202
6,400	Comcast Corp., Special Class A Shares*	184,192
16,700	Interpublic Group of Cos. Inc.*	194,388
10,700	News Corp., Class B Shares (a)	176,550
10,600	Pearson PLC	123,600
12,600	Time Warner Inc.	228,186
7,800	Walt Disney Co.	188,214

	Total Media	1,154,332

Specialty Retail - 1.1%
3,800	Home Depot Inc.	144,932

	TOTAL CONSUMER DISCRETIONARY	1,723,086

CONSUMER STAPLES - 5.5%
Beverages - 0.3%
600	Molson Coors Brewing Co., Class B Shares (a)	38,406

Food & Staples Retailing - 2.5%
7,000	Safeway Inc.	179,200
3,400	Wal-Mart Stores Inc.	148,988

	Total Food & Staples Retailing	328,188

Food Products - 2.7%
4,100	Kraft Foods Inc., Class A Shares	125,419
7,800	Unilever PLC	81,704
3,200	Unilever PLC, Sponsored ADR	135,104

	Total Food Products	342,227

	TOTAL CONSUMER STAPLES	708,821

ENERGY - 10.2%
Energy Equipment & Services - 2.9%
2,800	Baker Hughes Inc.	167,104
4,400	GlobalSantaFe Corp.	200,728

	Total Energy Equipment & Services	367,832

Oil, Gas & Consumable Fuels - 7.3%
2,900	Anadarko Petroleum Corp.	277,675
500	BP PLC, Sponsored ADR	35,425
2,500	Chevron Corp.	161,825
1,200	ConocoPhillips	83,892
2,300	Exxon Mobil Corp.	146,142
800	Murphy Oil Corp.	39,896
7,800	Williams Cos. Inc.	195,390

	Total Oil, Gas & Consumable Fuels	940,245

	TOTAL ENERGY	1,308,077

FINANCIALS - 19.2%
Capital Markets - 2.6%
300	Goldman Sachs Group Inc.	36,474
3,100	Merrill Lynch & Co. Inc.	190,185

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Capital Markets (continued)
2,200	State Street Corp.	$107,624

	Total Capital Markets	334,283

Commercial Banks - 1.8%
18	Mitsubishi Tokyo Financial Group Inc.	236,727

Consumer Finance - 3.0%
3,800	American Express Co.	218,272
6,800	MBNA Corp.	167,552

	Total Consumer Finance	385,824

Diversified Financial Services - 2.0%
7,440	JPMorgan Chase & Co.	252,439

Insurance - 6.8%
1,800	Ambac Financial Group Inc.	129,708
2,400	American International Group Inc.	148,704
2,600	Chubb Corp.	232,830
17,900	CNA Surety Corp.*	254,538
1,400	Hartford Financial Services Group Inc.	108,038

	Total Insurance	873,818

Thrifts & Mortgage Finance - 3.0%
2,200	MGIC Investment Corp.	141,240
6,100	PMI Group Inc. (a)	243,207

	Total Thrifts & Mortgage Finance	384,447

	TOTAL FINANCIALS	2,467,538

HEALTH CARE - 11.0%
Biotechnology - 1.5%
1,100	Amgen Inc.*	87,637
15,500	Aphton Corp.*	9,920
6,142	Enzo Biochem Inc. (a)*	94,341

	Total Biotechnology	191,898

Pharmaceuticals - 9.5%
5,400	Abbott Laboratories	228,960
6,000	Bentley Pharmaceuticals Inc.*	71,700
800	Eli Lilly & Co.	42,816
3,500	GlaxoSmithKline PLC, Sponsored ADR	179,480
3,600	Johnson & Johnson	227,808
2,500	Novartis AG, Sponsored ADR	127,500
6,000	Pfizer Inc.	149,820
4,200	Wyeth	194,334

	Total Pharmaceuticals	1,222,418

	TOTAL HEALTH CARE	1,414,316

INDUSTRIALS - 7.8%
Aerospace & Defense - 3.8%
1,900	Boeing Co.	129,105
3,500	Honeywell International Inc.	131,250
6,100	Raytheon Co.	231,922

	Total Aerospace & Defense	492,277

Airlines - 1.3%
11,000	Southwest Airlines Co.	163,350

Commercial Services & Supplies - 0.1%
700	IKON Office Solutions Inc.	6,986

Electrical Equipment - 1.1%
2,000	Emerson Electric Co.	143,600

Industrial Conglomerates - 0.1%
200	Tyco International Ltd.	5,570

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS (continued)
Machinery - 1.4%
3,100	Caterpillar Inc.	$182,125

	TOTAL INDUSTRIALS	993,908

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 4.1%
5,500	Cisco Systems Inc.*	98,615
47,900	Lucent Technologies Inc.*	155,675
7,400	Motorola Inc.	163,466
6,700	Nokia Oyj, Sponsored ADR	113,297

	Total Communications Equipment	531,053

Computers & Peripherals - 0.8%
300	Electronics for Imaging Inc.*	6,882
1,200	International Business Machines Corp.	96,264

	Total Computers & Peripherals	103,146

Electronic Equipment & Instruments - 3.6%
4,600	Agilent Technologies Inc.*	150,650
2,100	LG. Philips LCD Co., Ltd., Sponsored ADR (a)*	43,176
600	Samsung Electronics Co., Ltd., GDR	170,700
25,090	Solectron Corp.*	98,102

	Total Electronic Equipment & Instruments	462,628

Semiconductors & Semiconductor Equipment - 4.9%
7,900	Applied Materials Inc.	133,984
2,500	Novellus Systems Inc.*	62,700
18,867	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	155,087
8,000	Texas Instruments Inc.	271,200

	Total Semiconductors & Semiconductor Equipment	622,971

Software - 2.3%
8,600	Micromuse Inc.*	67,768
8,800	Microsoft Corp.	226,424

	Total Software	294,192

	TOTAL INFORMATION TECHNOLOGY	2,013,990

MATERIALS - 7.7%
Chemicals - 4.1%
3,600	Dow Chemical Co.	150,012
4,800	E.I. du Pont de Nemours & Co.	188,016
6,800	Engelhard Corp.	189,788

	Total Chemicals	527,816

Containers & Packaging - 0.2%
3,000	Smurfit-Stone Container Corp.*	31,080

Metals & Mining - 1.9%
5,400	Alcoa Inc.	131,868
2,900	RTI International Metals Inc.*	114,115
2,700	WGI Heavy Minerals Inc.*	2,139

	Total Metals & Mining	248,122

Paper & Forest Products - 1.5%
2,700	Weyerhaeuser Co.	185,625

	TOTAL MATERIALS	992,643

TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
6,200	Vodafone Group PLC, Sponsored ADR	161,014

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
1,100	Dynegy Inc., Class A Shares (a)*	$5,181

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,884,570)	11,788,574

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 9.4%
Repurchase Agreement - 5.5%
$706,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity - $706,227; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $720,120) (Cost - $706,000)	706,000

SHARES	SECURITY	VALUE
Securities Purchased from Securities Lending Collateral - 3.9%
495,535	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $495,535)	495,535

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,201,535)	1,201,535

	TOTAL INVESTMENTS - 101.2% (Cost - $11,086,105#)	12,990,109
	Liabilities in Excess of Other Assets - (1.2)%	(154,815)

	TOTAL NET ASSETS - 100.0%	$12,835,294

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 12.9%
Aerospace/Defense - 0.2%
$250,000	Goodrich Corp., Notes, 7.500% due 4/15/08	$264,420

Auto Components - 0.3%
350,000	Johnson Controls Inc., Senior Unsecured Notes, 5.000% due 11/15/06	351,088

Banks - 0.3%
250,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	326,783

Building Materials - 0.2%
225,000	Masco Corp., Bonds, 6.500% due 8/15/32	248,091

Diversified Financial Services - 3.2%
225,000	Capital One Financial Corp., Senior Notes, 4.800% due 2/21/12	219,725
325,000	Countrywide Home Loans Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	309,118
400,000	General Electric Capital Corp., Medium-Term Notes, Series A, 3.984% due 6/22/07 (b)	400,602
320,000	HSBC Finance Corp., Notes, 8.000% due 7/15/10	361,444
350,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	346,073
350,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	364,505
325,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.250% due 1/27/10	318,264
350,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	338,248
375,000	Nationwide Building Society, Notes, 4.250% due 2/1/10 (a)	367,515
300,000	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	333,377

	Total Diversified Financial Services	3,358,871

Electric - 0.7%
375,000	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	365,848
250,000	Calpine Corp., Senior Notes, 8.750% due 7/15/07	156,250
250,000	Entergy Gulf States Inc., First Mortgage, 5.700% due 6/1/15	245,405

	Total Electric	767,503

Finance - 0.3%
350,000	Textron Financial Corp., Medium-Term Notes, Series E, 4.600% due 5/3/10	346,911

Food - 0.2%
200,000	Safeway Inc., Senior Debentures, 7.250% due 2/1/31	212,155

Forest Products & Paper - 0.2%
200,000	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32	226,946

Health Care-Services - 1.0%
225,000	HCA Inc., Notes, 7.125% due 6/1/06	229,026
200,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	213,517
325,000	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	318,708
250,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	253,228

	Total Health Care-Services	1,014,479

Holding Companies-Diversified - 0.3%
275,000	EnCana Holdings Finance Corp., 5.800% due 5/1/14	290,115

Home Builders - 0.5%
275,000	Centex Corp., Senior Notes, 5.125% due 10/1/13	265,219
300,000	MDC Holdings Inc., Senior Unsecured Notes, 5.500% due 5/15/13	295,479

	Total Home Builders	560,698

Household Durables - 0.2%
250,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	181,250

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES (continued)
Insurance - 0.9%
$350,000	Allstate Corp., Debentures, 6.750% due 5/15/18	$388,510
300,000	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	293,979
225,000	Unitrin Inc., Senior Notes, 4.875% due 11/1/10	222,013

	Total Insurance	904,502

Leisure Time - 0.2%
225,000	Carnival Corp., Secured Notes, 3.750% due 11/15/07	220,820

Lodging - 0.0%
25,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	25,438

Media - 0.7%
225,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	266,593
200,000	CSC Holdings Inc., Senior Subordinated Debentures, 10.500% due 5/15/16	216,250
250,000	News America Inc., 6.200% due 12/15/34	251,220

	Total Media	734,063

REITS - 0.6%
150,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	159,194
225,000	iStar Financial Inc., Senior Notes, 6.000% due 12/15/10	231,218
250,000	Simon Property Group LP, Notes, 4.600% due 6/15/10	246,786

	Total REITS	637,198

Resort/Casino - 0.1%
150,000	Caesars Entertainment Inc., Senior Subordinated Notes\Series A, 7.875% due 12/15/05	151,312

Retail - 0.6%
275,000	Wal-Mart Stores Inc., Senior Unsecured Notes, 7.550% due 2/15/30	350,729
200,000	YUM! Brands Inc., Senior Notes, 8.875% due 4/15/11	237,166

	Total Retail	587,895

Savings & Loans - 0.4%
150,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	154,284
250,000	Webster Bank, Subordinated Notes, 5.875% due 1/15/13	257,757

	Total Savings & Loans	412,041

Telecommunications - 1.2%
200,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	270,775
350,000	Singapore Telecommunications Ltd., Notes, 6.375% due 12/1/11 (a)	376,851
225,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	265,126
325,000	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13	337,943

	Total Telecommunications	1,250,695

Transportation - 0.3%
200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
336,197	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	344,517

	Total Transportation	344,517

Water - 0.3%
300,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	274,090

	TOTAL CORPORATE BONDS & NOTES (Cost - $14,084,568)	13,691,881

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES - 4.0%
Biotechnology - 1.1%
$625,000	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (a)	$549,219
750,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	658,125

	Total Biotechnology	1,207,344

Communications Equipment - 1.0%
600,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	551,250
525,000	Nortel Networks Corp., 4.250% due 9/1/08	496,781

	Total Communications Equipment	1,048,031

Environmental Control - 0.5%
600,000	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	529,500

Oil & Gas - 0.1%
1,000,000	Friede Goldman Halter Inc., 4.500% due 12/15/09 (c)(d)	82,500

Semiconductors - 0.5%
500,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07	485,000

Software - 0.4%
500,000	i2 Technologies Inc., Subordinated Notes, 5.250% due 12/15/06	481,250

Wireless Telecommunications - 0.4%
750,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29	466,875

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,193,812)	4,300,500

ASSET-BACKED SECURITIES - 4.3%
Automobiles - 2.1%
750,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10 (a)	734,275
750,000	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	734,547
725,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)	725,906

	Total Automobiles	2,194,728

Credit Card - 0.6%
625,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	627,567

Diversified Financial Services - 0.7%
750,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	790,935

Home Equity - 0.9%
500,000	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32	492,648
352,025	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	366,507
69,441	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	70,368

	Total Home Equity	929,523

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,556,778)	4,542,753

MORTGAGE-BACKED SECURITIES - 18.3%
FHLMC - 4.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
73,512	8.000% due 7/1/20	78,297
	Gold:
1,900,000	5.500% due 10/1/20-10/1/35 (f)(g)	1,913,531
82,093	6.500% due 3/1/26-5/1/26	84,792

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
FHLMC (continued)
$1,000,000	5.000% due 10/1/35 (f)(g)	$978,750
1,400,000	6.000% due 10/1/35 (f)(g)	1,424,500

	TOTAL FHLMC	4,479,870

FNMA - 13.0%
	Federal National Mortgage Association (FNMA):
2,600,000	5.500% due 2/15/06	2,614,342
184,775	6.500% due 10/1/10-6/1/26	191,199
1,000,000	6.250% due 2/1/11	1,069,867
1,700,000	4.500% due 10/1/20-10/1/35 (f)(g)	1,649,376
3,550,000	5.000% due 10/1/20-10/1/35 (f)(g)	3,502,405
86,486	9.000% due 1/1/24	93,957
172,799	7.000% due 3/1/26-4/1/29	181,285
295,165	7.500% due 11/1/26	313,299
50,437	8.000% due 5/1/30-2/1/31	53,939
2,550,000	5.500% due 10/1/35 (f)(g)	2,549,204
880,000	6.000% due 10/1/35 (f)(g)	894,850
725,000	6.500% due 10/1/35 (f)(g)	746,297

	TOTAL FNMA	13,860,020

GNMA - 1.1%
	Government National Mortgage Association (GNMA):
450,000	5.000% due 10/1/35 (f)(g)	445,360
700,000	5.500% due 10/1/35 (f)(g)	706,562

	TOTAL GNMA	1,151,922

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $19,243,539)	19,491,812

SOVEREIGN BONDS - 0.6%
Canada - 0.3%
300,000	Province of Ontario, Unsecured, 3.282% due 3/28/08	290,985

Mexico - 0.3%
300,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	329,477

	TOTAL SOVEREIGN BONDS (Cost - $634,142)	620,462

SHARES	SECURITY	VALUE
COMMON STOCKS - 48.2%
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants & Leisure - 0.2%
6,000	McDonald’s Corp.	200,940

Media - 4.4%
17,270	Comcast Corp., Class A Shares*	507,393
174,400	News Corp., Class A Shares	2,718,896
56,400	Time Warner Inc.	1,021,404
14,700	Viacom Inc., Class A Shares (h)	488,334

	Total Media	4,736,027

Specialty Retail - 0.6%
17,000	Home Depot Inc.	648,380

	TOTAL CONSUMER DISCRETIONARY	5,585,347

CONSUMER STAPLES - 3.4%
Beverages - 1.2%
13,000	Coca-Cola Co.	561,470
12,600	PepsiCo Inc.	714,546

	Total Beverages	1,276,016

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 3.4% (continued)
Food & Staples Retailing - 1.4%
28,868	FHC Delaware Inc. (c)(d)*	$137,123
32,000	Wal-Mart Stores Inc.	1,402,240

	Total Food & Staples Retailing	1,539,363

Household Products - 0.5%
9,500	Colgate-Palmolive Co.	501,505

Personal Products - 0.3%
12,400	Avon Products Inc.	334,800

	TOTAL CONSUMER STAPLES	3,651,684

ENERGY - 7.7%
Energy Equipment & Services - 2.6%
35,000	Halliburton Co.	2,398,200
4,000	Schlumberger Ltd.	337,520

	Total Energy Equipment & Services	2,735,720

Oil, Gas & Consumable Fuels - 5.1%
10,000	BP PLC, Sponsored ADR	708,500
7,000	Chevron Corp.	453,110
33,000	Exxon Mobil Corp.	2,096,820
6,000	Royal Dutch Shell PLC, ADR, Class A Shares	393,840
30,000	Suncor Energy Inc.	1,815,900

	Total Oil, Gas & Consumable Fuels	5,468,170

	TOTAL ENERGY	8,203,890

FINANCIALS - 11.7%
Capital Markets - 2.8%
52,400	Bank of New York Co. Inc.	1,541,084
22,700	Merrill Lynch & Co. Inc.	1,392,645

	Total Capital Markets	2,933,729

Commercial Banks - 0.7%
18,000	Bank of America Corp.	757,800

Consumer Finance - 0.7%
12,500	American Express Co.	718,000

Diversified Financial Services - 1.5%
47,500	JPMorgan Chase & Co.	1,611,675

Insurance - 3.0%
13,700	American International Group Inc.	848,852
466	Berkshire Hathaway Inc., Class B Shares*	1,272,646
12,000	Chubb Corp.	1,074,600

	Total Insurance	3,196,098

Real Estate - 3.0%
14,000	Arden Realty Inc.	576,380
35,000	Bedford Property Investors Inc. (h)	834,400
7,500	Brandywine Realty Trust	233,175
14,800	Duke Realty Corp.	501,424
13,500	New Plan Excel Realty Trust Inc. (h)	309,825
6,100	Prentiss Properties Trust	247,660
14,000	Reckson Associates Realty Corp.	483,700

	Total Real Estate	3,186,564

	TOTAL FINANCIALS	12,403,866

HEALTH CARE - 3.0%
Pharmaceuticals - 3.0%
8,000	Merck & Co. Inc.	217,680
40,200	Pfizer Inc.	1,003,794
15,500	Schering-Plough Corp.	326,275

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals (continued)
35,800	Wyeth	$1,656,466

	TOTAL HEALTH CARE	3,204,215

INDUSTRIALS - 4.6%
Air Freight & Logistics - 0.4%
6,200	United Parcel Service Inc., Class B Shares	428,606

Commercial Services & Supplies - 0.0%
4,310	Continental AFA Dispensing Co. (c)(d)	23,705

Industrial Conglomerates - 2.8%
87,100	General Electric Co.	2,932,657

Road & Rail - 1.4%
21,000	Canadian National Railway Co.	1,490,790

	TOTAL INDUSTRIALS	4,875,758

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.8%
45,900	Cisco Systems Inc.*	822,987
50,000	Motorola Inc.	1,104,500

	Total Communications Equipment	1,927,487

Computers & Peripherals - 4.0%
2,028	Axiohm Transaction Solutions Inc. (c)(d)*	0
60,522	Hewlett-Packard Co.	1,767,242
31,000	International Business Machines Corp.	2,486,820

	Total Computers & Peripherals	4,254,062

Semiconductors & Semiconductor Equipment - 1.7%
10,379	Freescale Semiconductor Inc., Class B Shares*	244,737
45,200	Intel Corp.	1,114,180
12,500	Texas Instruments Inc.	423,750

	Total Semiconductors & Semiconductor Equipment	1,782,667

Software - 1.4%
58,200	Microsoft Corp.	1,497,486

	TOTAL INFORMATION TECHNOLOGY	9,461,702

MATERIALS - 1.0%
Chemicals - 0.3%
5,341	Monsanto Co.	335,148

Metals & Mining - 0.7%
27,900	Alcoa Inc.	681,318

	TOTAL MATERIALS	1,016,466

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
59,100	SBC Communications Inc.	1,416,627
44,160	Verizon Communications Inc.	1,443,590

	TOTAL TELECOMMUNICATION SERVICES	2,860,217

	TOTAL COMMON STOCKS (Cost - $42,420,239)	51,263,145

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS(h) - 5.7%
U.S. Government Obligations - 5.7%
	U.S. Treasury Bonds:
$923,000	6.125% due 8/15/29	1,124,005
165,000	5.375% due 2/15/31	184,903
	U.S. Treasury Notes:
1,000,000	3.375% due 2/15/08	982,266

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations (continued)
$400,000	3.375% due 10/15/09	$387,766
3,350,000	4.250% due 8/15/13	3,339,535

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,985,165)	6,018,475

SHARES	SECURITY	VALUE
PREFERRED STOCK(c) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
321	TCR Holdings Corp., Class B Shares, 0.000% (d)*	0
177	TCR Holdings Corp., Class C Shares, 0.000% (d)*	0
466	TCR Holdings Corp., Class D Shares, 0.000% (d)*	1
964	TCR Holdings Corp., Class E Shares, 0.000% (d)*	1

	TOTAL FINANCIALS	2

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
2,711	PTV Inc., Cumulative, Series A, 10.000% (c)(h)	4,609

	TOTAL PREFERRED STOCK (Cost - $115)	4,611

CONVERTIBLE PREFERRED STOCKS - 1.3%
FINANCIALS - 0.9%
Real Estate - 0.5%
10,000	Host Marriott Finance Trust, 6.750% due 12/2/26*	552,500

Thrifts & Mortgage Finance - 0.4%
10,000	Sovereign Capital Trust IV, 4.375% due 3/1/34*	443,750

	TOTAL FINANCIALS	996,250

INDUSTRIALS - 0.4%
Trading Companies & Distributors - 0.4%
10,000	United Rentals Trust I, 6.500% due 8/1/28*	405,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,411,102)	1,401,250

WARRANTS	SECURITY	VALUE
WARRANTS - 0.0%
229,655	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(c)*	2,297
2,373	Lucent Technologies Inc., Expires 12/10/07*	2,254

	TOTAL WARRANTS (Cost - $0)	4,551

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $93,529,460)	101,339,440

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 26.5%
Repurchase Agreement - 18.7%
$19,852,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity - $19,858,369; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $20,249,049) (Cost - $19,852,000) (i)	19,852,000

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHORT-TERM INVESTMENTS (continued)

SHARES	SECURITY	VALUE
Securities Purchased from Securities Lending Collateral - 7.8%
$8,314,233	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $8,314,233)	$8,314,233

	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,166,233)	28,166,233

	TOTAL INVESTMENTS - 121.8% (Cost - $121,695,693#)	129,505,673
	Liabilities in Excess of Other Assets - (21.8)%	(23,203,327)

	TOTAL NET ASSETS - 100.0%	$106,302,346

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(c)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Directors (see Note 1).

(d)	Illiquid Security.

(e)	Security is currently in default.

(f)	This security is traded on a “to-be-announced” basis.

(g)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(h)	All or a portion of this security is on loan (See Notes 1 and 2).

(i)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

REITs	— Real Estate Investment Trust

See Notes to Schedules of Investments.

SALOMON BROTHERS LARGE CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 22.3%
Hotels, Restaurants & Leisure - 1.2%
3,450	Expedia Inc.*	$68,345

Internet & Catalog Retail - 10.5%
7,900	Amazon.com Inc.*	357,870
4,000	eBay Inc.*	164,800
3,750	IAC/InterActiveCorp.*	95,062

	Total Internet & Catalog Retail	617,732

Media - 5.8%
11,900	Time Warner Inc.	215,509
5,200	Walt Disney Co.	125,476

	Total Media	340,985

Specialty Retail - 4.8%
2,100	Bed Bath & Beyond Inc.*	84,378
5,160	Home Depot Inc.	196,802

	Total Specialty Retail	281,180

	TOTAL CONSUMER DISCRETIONARY	1,308,242

CONSUMER STAPLES - 11.6%
Beverages - 4.9%
4,000	Coca-Cola Co.	172,760
2,000	PepsiCo Inc.	113,420

	Total Beverages	286,180

Food Products - 2.5%
2,000	Wm. Wrigley Jr. Co.	143,760

Personal Products - 4.2%
4,250	Gillette Co.	247,350

	TOTAL CONSUMER STAPLES	677,290

FINANCIALS - 12.0%
Capital Markets - 6.7%
3,700	Merrill Lynch & Co. Inc.	226,995
3,001	Morgan Stanley	161,874

	Total Capital Markets	388,869

Insurance - 5.3%
2,400	American International Group Inc.	148,704
2	Berkshire Hathaway Inc., Class A Shares*	164,000

	Total Insurance	312,704

	TOTAL FINANCIALS	701,573

HEALTH CARE - 21.7%
Biotechnology - 13.6%
3,930	Amgen Inc.*	313,103
3,700	Biogen Idec Inc.*	146,076
4,000	Genentech Inc.*	336,840

	Total Biotechnology	796,019

Pharmaceuticals - 8.1%
3,000	Eli Lilly & Co.	160,560
2,250	Johnson & Johnson	142,380
6,936	Pfizer Inc.	173,192

	Total Pharmaceuticals	476,132

	TOTAL HEALTH CARE	1,272,151

See Notes to Schedules of Investments.

SALOMON BROTHERS LARGE CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 2.3%
Industrial Conglomerates - 2.3%
3,998	General Electric Co.	$134,613

INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 8.8%
6,910	Cisco Systems Inc.*	123,896
5,500	Juniper Networks Inc.*	130,845
9,900	Motorola Inc.	218,691
1,000	QUALCOMM Inc.	44,750

	Total Communications Equipment	518,182

Computers & Peripherals - 2.5%
4,246	Dell Inc.*	145,213

Internet Software & Services - 2.7%
4,500	Akamai Technologies Inc.*	71,775
2,500	Yahoo! Inc.*	84,600

	Total Internet Software & Services	156,375

Semiconductors & Semiconductor Equipment - 9.1%
6,910	Intel Corp.	170,332
7,900	Texas Instruments Inc.	267,810
3,500	Xilinx Inc.	97,475

	Total Semiconductors & Semiconductor Equipment	535,617

Software - 6.5%
2,100	Electronic Arts Inc.*	119,469
5,920	Microsoft Corp.	152,322
5,000	Red Hat Inc.*	105,950

	Total Software	377,741

	TOTAL INFORMATION TECHNOLOGY	1,733,128

	TOTAL INVESTMENTS - 99.5% (Cost - $5,431,667#)	5,826,997
	Other Assets in Excess of Liabilities - 0.5%	31,710

	TOTAL NET ASSETS - 100.0%	$5,858,707

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.4%
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 3.6%
106,600	Ctrip.com International Ltd., ADR (a)	$6,830,928
55,300	Outback Steakhouse Inc.	2,023,980
29,200	PF Chang’s China Bistro Inc. (a)*	1,309,036
88,500	Station Casinos Inc.	5,872,860
150,400	Steak ‘n Shake Co. (a)*	2,729,760

	Total Hotels, Restaurants & Leisure	18,766,564

Household Durables - 0.4%
206,300	Tempur-Pedic International Inc. (a)*	2,442,592

Leisure Equipment & Products - 1.2%
168,100	Marvel Entertainment Inc. (a)*	3,003,947
87,800	SCP Pool Corp.	3,066,854

	Total Leisure Equipment & Products	6,070,801

Media - 4.1%
83,700	Focus Media Holding Ltd., ADR (a)*	2,238,138
130,700	ProQuest Co. (a)*	4,731,340
187,400	R.H. Donnelley Corp.*	11,854,924
64,000	Regal Entertainment Group, Class A Shares (a)	1,282,560
72,400	WorldSpace Inc., Class A Shares (a)*	1,020,116

	Total Media	21,127,078

Specialty Retail - 2.3%
82,900	AnnTaylor Stores Corp.*	2,200,995
161,400	Cabela’s Inc., Class A Shares (a)*	2,964,918
158,550	Men’s Wearhouse Inc.*	4,233,285
162,700	West Marine Inc. (a)*	2,404,706

	Total Specialty Retail	11,803,904

	TOTAL CONSUMER DISCRETIONARY	60,210,939

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
72,100	Cott Corp. (a)*	1,276,170

Food & Staples Retailing - 0.6%
84,700	United Natural Foods Inc. (a)*	2,994,992

Food Products - 0.9%
22,400	Diamond Foods Inc.*	383,040
136,600	Hain Celestial Group Inc. (a)*	2,650,040
83,500	John B. Sanfilippo & Son Inc. (a)*	1,461,250

	Total Food Products	4,494,330

Household Products - 0.7%
159,600	Spectrum Brands Inc. (a)*	3,758,580

Personal Products - 0.4%
120,200	Nu Skin Enterprises Inc., Class A Shares	2,289,810

	TOTAL CONSUMER STAPLES	14,813,882

ENERGY - 8.9%
Energy Equipment & Services - 5.4%
20,900	Atwood Oceanics Inc.*	1,759,989
255,600	Bronco Drilling Co. Inc.*	7,041,780
72,150	CARBO Ceramics Inc.	4,761,179
399,000	Grey Wolf Inc. (a)*	3,363,570
495,400	Key Energy Services Inc. (a)*	7,307,150
40,520	Todco, Class A Shares*	1,690,089
55,300	Universal Compression Holdings Inc.*	2,199,281

	Total Energy Equipment & Services	28,123,038

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
ENERGY - 8.9% (continued)
Oil, Gas & Consumable Fuels - 3.5%
62,700	Cheniere Energy Inc. (a)*	$2,593,272
66,500	Comstock Resources Inc.*	2,181,865
72,900	Encore Acquisition Co. (a)*	2,832,165
165,300	KFx Inc. (a)*	2,829,936
63,800	OPTI Canada Inc.*	2,170,722
142,400	Range Resources Corp.	5,498,064

	Total Oil, Gas & Consumable Fuels	18,106,024

	TOTAL ENERGY	46,229,062

FINANCIALS - 8.8%
Capital Markets - 0.7%
49,100	Affiliated Managers Group Inc. (a)*	3,555,822

Commercial Banks - 3.1%
15,300	City National Corp.	1,072,377
103,800	Cullen/Frost Bankers Inc.	5,121,492
113,700	East-West Bancorp Inc.	3,870,348
54,600	UCBH Holdings Inc. (a)	1,000,272
93,300	Westamerica Bancorporation	4,818,945

	Total Commercial Banks	15,883,434

Insurance - 2.2%
30,100	Aspen Insurance Holdings Ltd.	889,455
32,700	Platinum Underwriters Holdings Ltd. (a)	977,403
405,500	Universal American Financial Corp. (a)*	9,221,070

	Total Insurance	11,087,928

Real Estate - 2.6%
36,600	Alexandria Real Estate Equities Inc.	3,026,454
33,900	BioMed Realty Trust Inc.	840,720
10,200	CenterPoint Properties Trust	456,960
57,600	Cousins Properties Inc.	1,740,672
54,900	Global Signal Inc. (a)	2,456,226
43,300	Gramercy Capital Corp. (a)	1,037,468
88,000	PS Business Parks Inc.	4,030,400

	Total Real Estate	13,588,900

Thrifts & Mortgage Finance - 0.2%
19,800	Downey Financial Corp.	1,205,820

	TOTAL FINANCIALS	45,321,904

HEALTH CARE - 15.6%
Biotechnology - 4.8%
281,100	Abgenix Inc. (a)*	3,564,348
23,800	CuraGen Corp. (a)*	117,810
107,300	CV Therapeutics Inc. (a)*	2,870,275
196,200	InterMune Inc. (a)*	3,247,110
265,800	Mannkind Corp. (a)*	3,638,802
316,000	Nektar Therapeutics (a)*	5,356,200
130,500	Protein Design Labs Inc. (a)*	3,654,000
156,100	Tanox Inc. (a)*	2,286,865

	Total Biotechnology	24,735,410

Health Care Equipment & Supplies - 2.8%
51,000	Advanced Medical Optics Inc.*	1,935,450
104,400	Cytyc Corp.*	2,803,140
264,400	DJ Orthopedics Inc.*	7,651,736
92,800	Wright Medical Group Inc. (a)*	2,290,304

	Total Health Care Equipment & Supplies	14,680,630

Health Care Providers & Services - 5.3%
149,100	Health Net Inc.*	7,055,412
286,500	LifePoint Hospitals Inc.*	12,528,645

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Health Care Providers & Services - 15.6% (continued)
69,400	Manor Care Inc.	$2,665,654
133,500	WellCare Health Plans Inc. (a)*	4,946,175

	Total Health Care Providers & Services	27,195,886

Pharmaceuticals - 2.7%
170,100	Andrx Corp.*	2,624,643
148,000	Connetics Corp. (a)*	2,502,680
211,600	Impax Laboratories Inc. (a)*	2,566,708
574,000	Inspire Pharmaceuticals Inc. (a)*	4,362,400
258,804	Ista Pharmaceuticals Inc. (a)*	1,718,458

	Total Pharmaceuticals	13,774,889

	TOTAL HEALTH CARE	80,386,815

INDUSTRIALS - 6.3%
Building Products - 0.5%
80,000	ElkCorp	2,861,600

Commercial Services & Supplies - 1.6%
80,500	Herman Miller Inc.	2,439,150
179,900	Steelcase Inc., Class A Shares	2,601,354
158,900	Wright Express Corp.*	3,430,651

	Total Commercial Services & Supplies	8,471,155

Construction & Engineering - 1.8%
293,600	Chicago Bridge & Iron Co. NV, New York Shares (a)	9,128,024

Machinery - 1.1%
58,300	IDEX Corp.	2,480,665
135,400	Stewart & Stevenson Services Inc.	3,229,290

	Total Machinery	5,709,955

Trading Companies & Distributors - 1.9%
293,800	MSC Industrial Direct Co. Inc., Class A Shares	9,745,346

	TOTAL INDUSTRIALS	35,916,080

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 5.0%
368,456	ADC Telecommunications Inc. (a)*	8,422,904
449,100	Polycom Inc.*	7,261,947
144,600	RADWARE Ltd.*	2,754,630
359,100	Tekelec (a)*	7,523,145

	Total Communications Equipment	25,962,626

Computers & Peripherals - 1.2%
265,500	Electronics for Imaging Inc.*	6,090,570

Electronic Equipment & Instruments - 1.0%
330,600	Dolby Laboratories Inc., Class A Shares*	5,289,600

Internet Software & Services - 7.7%
167,300	Akamai Technologies Inc. (a)*	2,668,435
419,722	Digitas Inc.*	4,768,042
20,000	Jupitermedia Corp. (a)*	354,200
756,500	RealNetworks Inc.*	4,319,615
544,300	SINA Corp. (a)*	14,968,250
700,300	SkillSoft PLC, ADR*	3,207,374
48,698	Tom Online Inc., ADR (a)*	959,350
632,000	webMethods Inc. (a)*	4,468,240
75,800	Websense Inc.*	3,881,718

	Total Internet Software & Services	39,595,224

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 26.3% (continued)
Semiconductors & Semiconductor Equipment - 6.6%
1,728,400	Applied Micro Circuits Corp.*	$5,185,200
354,571	ASE Test Ltd. (a)*	2,223,160
685,862	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)*	4,732,448
137,600	Cymer Inc.*	4,309,632
220,500	Entegris Inc.*	2,491,650
228,600	Mattson Technology Inc. (a)*	1,716,786
203,100	Micrel Inc.*	2,280,813
137,400	PortalPlayer Inc. (a)*	3,768,882
5,457,600	Zarlink Semiconductor Inc.*	7,149,456

	Total Semiconductors & Semiconductor Equipment	33,858,027

Software - 4.1%
112,600	Hyperion Solutions Corp.*	5,477,990
188,500	Kongzhong Corp., ADR (a)*	2,654,080
197,700	Salesforce.com Inc. (a)*	4,570,824
58,650	The9 Ltd., ADR (a)*	1,107,899
871,900	TIBCO Software Inc.*	7,289,084

	Total Software	21,099,877

	TOTAL INFORMATION TECHNOLOGY	135,796,724

MATERIALS - 4.0%
Chemicals - 2.8%
64,000	Cytec Industries Inc.	2,776,320
111,900	Minerals Technologies Inc.	6,401,799
37,600	Scotts Miracle-Gro Co., Class A Shares	3,306,168
91,000	Valspar Corp. (a)	2,034,760

	Total Chemicals	14,519,047

Metals & Mining - 1.2%
124,000	Apex Silver Mines Ltd. (a)*	1,948,040
176,600	Compass Minerals International Inc.	4,061,800

	Total Metals & Mining	6,009,840

	TOTAL MATERIALS	20,528,887

TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 1.8%
732,900	Cincinnati Bell Inc.*	3,232,089
290,900	Citizens Communications Co.	3,941,695
33,900	Commonwealth Telephone Enterprises Inc. (a)	1,278,030
97,300	IDT Corp., Class B Shares (a)*	1,186,087

	Total Diversified Telecommunication Services	9,637,901

Wireless Telecommunication Services - 4.6%
659,587	American Tower Corp., Class A Shares*	16,456,696
468,200	Dobson Communications Corp., Class A Shares (a)*	3,595,776
46,093	Hurray! Holding Co. Ltd., ADR (a)*	470,149
122,300	Nextel Partners Inc., Class A Shares*	3,069,730

	Total Wireless Telecommunication Services	23,592,351

	TOTAL TELECOMMUNICATION SERVICES	33,230,252

UTILITIES - 0.7%
Electric Utilities - 0.7%
125,000	ITC Holdings Corp. (a)	3,622,500

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $406,238,281)	472,156,245

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 30.7%
Repurchase Agreement - 6.8%
$34,909,000	Interested in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05; Proceeds at maturity-$34,920,200 (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $35,607,196) (Cost - $34,909,000)	$34,909,000

SHARES	SECURITY	VALUE
Securities Purchased from Securities Lending Collateral - 23.9%
123,767,391	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $123,767,391)	123,767,391

	TOTAL SHORT-TERM INVESTMENTS (Cost - $158,676,391)	158,676,391

	TOTAL INVESTMENTS - 122.1% (Cost - $564,914,672#)	630,832,636
	Liabilities in Excess of Other Assets - (22.1)%	(114,035,823)

	TOTAL NET ASSETS - 100.0%	$516,796,813

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers All Cap Value Fund (“All Cap Value Fund”), Salomon Brothers Balanced Fund (“Balanced Fund”), Salomon Brothers Large Cap Growth Fund (“Large Cap Growth Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change

Notes to Schedule of Investments (unaudited) (continued)

in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Lending of Portfolio Securities. The Funds have an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/depreciation
All Cap Value Fund	$2,201,740	$(297,736)	$1,904,004
Balanced Fund	13,079,368	(5,269,388)	7,809,980
Large Cap Growth Fund	698,924	(303,594)	395,330
Small Cap Growth Fund	86,216,260	(20,298,296)	65,917,964

At September 30, 2005, the Balanced Fund held TBA securities with a total cost of 16,061,262.

The average monthly balance of dollar rolls outstanding for the Balanced Fund during the period ended September 30, 2005 was approximately $15,781,780. There were no counter parties with mortgage dollar rolls outstanding in excess of 10% of net assets at September 30, 2005.

At September 30, 2005, All Cap Value Fund, Balanced Fund and Small Cap Growth Fund had loaned securities having a market value of $491,539, $8,136,983 and $122,042,489. All Cap Value Fund, Balanced Fund and Small Cap Growth Fund received cash collateral amounting to $495,535, $8,314,233 and $123,767,391 which were invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date November 29, 2005